Financial Instruments - Schedule of Financial Instruments (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024	Apr. 30, 2023
Financial assets
Cash	€ 658,136	€ 1,522,006	€ 600,000
Trade and other receivables – non-related parties	261,707	8,702
Total trade and other receivables	1,728,766	351,683
Total financial assets	2,386,902	1,873,689
Financial liabilities
Trade and other payables	11,689,725	1,465,556
Contract liabilities and Deferred revenue	309,078	92,558
Loan payable – non-related parties	48,106	3,166
Director loan – related party	79,018	76,554
Total financial liabilities	12,125,927	1,644,131
Outside parties [Member]
Financial assets
Trade and other receivables – non-related parties	1,724,583	344,362
Financial liabilities
Trade and other payables	11,305,426	1,303,376
Loan payable – non-related parties	48,106	9,463
Related Parties [Member]
Financial assets
Trade and other receivables – non-related parties	4,183	7,321
Trade and other receivables – related parties	4,183	7,321
Financial liabilities
Trade and other payables – related parties	384,299	162,180
Director loan – related party	€ 79,018	€ 76,554